BANK LOANS (Details Narrative)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Dec. 01, 2022
Line of Credit Facility [Line Items]
Face value	$ 897,435	$ 1,282,051	$ 220,459
Outstanding amount	1,923,075	897,435		$ 15,000,000	$ 7,000,000
Interest						2.80%
Over deposit	320,513			2,500,000
Interest expense, debt	29,349	$ 60,506	$ 71,029
Revolving Credit Facility [Member] | Bank of Comm [Member]
Line of Credit Facility [Line Items]
Face value				$ 7,000,000	7,000,000
Expiration date		Mar. 27, 2026
Outstanding amount	$ 897,435	$ 897,435			$ 7,000,000
Drawdown Date	Apr. 02, 2025	Sep. 27, 2024
Interest	0.75%	0.75%		0.75%	0.75%
Non Revolving Credit Facility [Member] | Bank of Comm [Member]
Line of Credit Facility [Line Items]
Expiration date	Jun. 02, 2026
Non Revolving Credit Facility [Member] | Orix Asia Limited [Member]
Line of Credit Facility [Line Items]
Face value				$ 5,000,000
Outstanding amount	$ 641,025				$ 5,000,000
Drawdown Date	Jul. 17, 2025